EXHIBIT 99.1

Sequoia Mortgage Trust 2012-6, CIK#0001561167,

SEC File 333-179292-05

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand			Assets That Were Repurchased or Replaced

			#	$	(% of principal balance)	#	$	(% of principal balance)	#	$	(% of principal balance)

Sequoia Mortgage Trust 2012-6, CIK#0001561167, SEC File 333-179292-05	x	Evergreen Home Loans	4	$2,506,198	0.83%	1	$486,987.95	0.1758186%	0		$-

Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected			Outstanding Principal Balance (06/25/2013)

#	$	(% of principal balance)	#	$	(% of principal balance)	#	$	(% of principal balance)	#	$	(% of principal balance)

0		$-	1	$486,987.95	0.1758186%	0		$-	0		$-	$276,983,190.42

TOTALS

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand			Assets That Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)

			#	$	(% of principal balance)	#	$	(% of principal balance)	#	$	(% of principal balance)	#	$	(% of principal balance)

Sequoia Mortgage Trust 2012-6, CIK#0001561167, SEC File 333-179292-05	x	Evergreen Home Loans	4	$2,506,198	0.83%	1	$486,987.95	0.1758186%

TOTALS

Demand in Dispute			Demand Withdrawn			Demand Rejected			Outstanding Principal Balance (06/25/2013)

#	$	(% of principal balance)	#	$	(% of principal balance)	#	$	(% of principal balance)

1	$486,987.95	0.1758186%							$276,983,190.42